Prepayments and Other Assets	12 Months Ended
Jun. 30, 2024
Prepayments and Other Assets [Abstract]
Prepayments and Other Assets

Note 19. Prepayments and other assets

	Consolidated
	30 June 2024	30 June 2023
	$	$

Current assets
Marketing and promotion	16,070	3,787
Advance for equipment	19,838	34,503
Prepaid expenses	59,792	33,088
Advance payments to vendors for supply of raw materials	-	79,880
	95,700	151,258